Impairments and reversals - Narrative (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($) $ / barrel $ / MMBTU	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversals of impairments, pre tax	$ 6,109	$ 0	$ 1	$ 6,109	$ 205
Reversals of impairments, post tax	4,355
Reversal of impairment loss	6,169	0	1
Reversal of impairment loss, share of profit of JVs and associate	$ 60	$ 0	$ 0
Brent crude oil ($/b)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price, after 2026 | $ / barrel	65
Henry Hub natural gas ($/MMBtu)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price, after 2026 | $ / MMBTU	4.00
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversals of impairments, pre tax	$ 3,450
Reversals of impairments, post tax	2,448
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversals of impairments, pre tax	2,523
Reversals of impairments, post tax	1,771
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversals of impairments, pre tax	136
Reversals of impairments, post tax	$ 136
All segments, excl renewables and energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax WACC	6.50%			6.50%		6.50%
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax WACC	5.00%			5.00%		5.00%